Note 5 - Exploration and Evaluation Assets (Tables)	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$1,334,548	$200,000	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	28,265	100,000	50,000	638	41,553	222,211
Shares	-	-	-	100,000	50,000	-	85,600	235,600
Balance, December 31, 2023	1,909,407	45,255	1,362,813	400,000	250,000	11,092	127,153	4,105,720

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	-	8,829,882
Assay	-	-	-	15,188	2,669	-	-	17,857
Geological, consulting and other	57,773	83,892	47,324	168,254	78,553	4,500	-	440,296
Exploration cost recovery	-	-	-	-	(100,000)	-	-	(100,000)
Balance, December 31, 2023	4,711,332	680,016	419,233	843,914	2,490,675	42,865	-	9,188,035

Total Balance, December 31, 2023	$6,620,739	$725,271	$1,782,046	$1,243,914	$2,740,675	$53,957	$127,153	$13,293,755
	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Total

Acquisition costs
Balance, March 31, 2022	$1,909,407	$40,500	$1,200,586	$-	$50,000	$-	$3,200,493
Cash	-	3,000	133,962	100,000	50,000	8,000	294,962
Shares	-	-	-	100,000	50,000	2,454	152,454
Balance, March 31, 2023	1,909,407	43,500	1,334,548	200,000	150,000	10,454	3,647,909

Exploration costs
Balance, March 31, 2022	3,402,511	-	244,216	-	343,902	-	3,990,629
Assay	805	-	-	-	496	-	1,301
Drilling	29,084	-	-	-	-	-	29,084
Geological, consulting and other	780,155	412,874	127,693	498,213	1,397,541	38,365	3,254,841
Helicopter	441,004	183,250	-	162,259	1,067,514	-	1,854,027
Exploration cost recovery	-	-	-	-	(300,000)	-	(300,000)
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	8,829,882

Total Balance, March 31, 2023	$6,562,966	$639,624	$1,706,457	$860,472	$2,659,453	$48,819	$12,477,791